Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (2,103,483)	$ (1,065,983)	$ (407,624)	$ (302,544)
Dividend income	(1,915,035)	(1,059,872)	(3,964)	(2,578,984)
Foreign exchange gain	9,120	(12,884)		(1,073)
Change in fair value of over-allotment liability			(16,788)
Changes in operating assets and liabilities:
Accrued offering costs and expenses	1,845,520	1,286,089	235,051	604,049
Prepaid expenses, current	223,277	89,646	(408,836)	76,582
Prepaid expenses, non-current		96,252		96,252
Net cash used in operating activities	(1,940,601)	(666,752)	(602,161)	(2,105,718)
Cash flows from Investing Activities:
Extension loan	(420,000)
Cash withdrawn from trust account in connection with redemptions of Class A ordinary shareholders	159,340,179
Investment of marketable securities held in Trust Account			(175,950,000)
Net cash provided by investing activities	158,920,179		(175,950,000)
Cash flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from issuance of Class A ordinary shares to underwriters			40
Proceeds from sale of Units			175,950,000
Proceeds from sale of Private Warrants			9,300,000
Proceeds from promissory note – related party	1,850,000		279,935	1,500,000
Repayment of related party payable	(100,000)		(279,935)
Payment of offering costs			(7,599,495)
Proceeds from related party		63,126		163,126
Net cash used in financing activities	(157,590,179)	63,126	177,675,545	1,663,126
Payment for redemptions of Class A ordinary shares	(159,340,179)
Net Change in Cash:	(610,601)	(603,626)	1,123,384	(442,592)
Cash – Beginning	680,792	1,123,384		1,123,384
Cash – Ending	70,191	519,758	1,123,384	680,792
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs in accrued offering costs and expenses			32,050
Issuance of Underwriter Founder Shares			30
Remeasurement for Class A ordinary shares subject to redemption	$ 2,335,035	$ 1,063,836		$ 2,582,948